LONG-TERM AND OTHER DEBTS (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Schedule of Long-term and Other Debts

	December 31, 2021	December 31, 2020
	$	$
Credit facilities (Note 11.1)	—	18,209,335
Loans on research and development tax credits and subsidies receivable (Note 11.2)	10,564,590	10,433,572
Economic Development Canada (EDC) unsecured loans, maturing between January 2022 and February 2022 (Note 11.3)	24,397	242,771
Secured loans for the acquisition of rolling stock, maturing between December 2023 and August 2024 (Note 11.4)	95,949	130,683
Initial Term Loan, bearing interest at the bank's prime rate plus 9% (11.45%), maturing in April 2021 (Note 11.1)	—	15,708,000
Additional Term Loan, bearing interest at the bank's prime rate plus 3% (5.45%), maturing in April 2021 (Note 11.1)	—	7,854,000
Balance of purchase price payable related to the acquisition of the dealership rights, without interest (Note 9)	2,392,734	2,882,361
	13,077,670	55,460,722
Current portion of long-term debt and other debts	13,015,584	55,342,183
Long-term portion of long-term debt and other debts	62,086	118,539
As of December 31, 2021 and 2020, the Group had Economic Development Canada loans divided as follow:

		Carrying Value		Nominal Value		Interest/Discount Rate	Instalment Payments
	Maturity	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
EDC unsecured loan for the acquisition of manufacturing equipment	January 2022	$14,670	$178,670	$14,705	$190,723	Without interest, discounted at 12%	Payable in a final instalment of $14,712 (CA$18,652) on maturity
EDC unsecured loan for the marketing of products in the United States	February 2022	$6,215	$41,298	$6,304	$44,399	Without interest, discounted at 12%	Payable in monthly instalments of $3,179 (CA$4,030) and a final instalment of $3,266 (CA$4,141) on maturity
EDC unsecured loan for the acquisition of moulds	February 2022	$3,512	$22,803	$3,574	$24,859	Without interest, discounted at 15%	Payable in a monthly instalments of $1,783 (CA$2,260) and a final instalment of $1,791 (CA$2,271) on maturity
As of December 31, 2021 and 2020, the Group had loans related to the financing of the acquisition of rolling stock divided as follow:

	Maturity	Carrying Value		Security	Interest Rate	Instalment Payments
		December 31, 2021	December 31, 2020
Loan in the amount of $64,521 for the acquisition of rolling stock	December 2023	$21,025	$30,744	Secured by the asset financed having a net carrying amount of $25,339	4.25%	Payable in monthly instalments of $854 (CA$$1,087)
Loan in the amount of $58,753 for the acquisition of rolling stock	August 2024	$33,371	$44,934	Secured by the asset financed having a net carrying amount of $30,547	3.40%	Payable in monthly instalments of $1,021 (CA$1,300)
Loan in the amount of $61,106 for the acquisition of rolling stock	August 2024	$41,553	$55,005	Secured by the asset financed having a net carrying amount of $44,256	2.35%	Payable in monthly instalments of $1,279 (CA$1,629)

	March 2020 Convertible Loan	September 2020 Convertible Debenture	Total Convertible Debt Instruments	Conversion Option
	$	$	$	$
Balance at January 1, 2021	3,676,252	15,190,638	18,866,890	1,472,520
Accretion expense	483,050	2,020,047	2,503,097	–
Foreign currency translation adjustment	216,480	844,081	1,060,561	.
Repayment	(4,375,782)	(18,054,766)	(22,430,548)	(1,472,520)
Balance at December 31, 2021	–	–	–	–

	March 2020 Convertible Loan	September 2020 Convertible Debenture	Total Convertible Debt Instruments	Conversion Option
	$	$	$	$
Beginning balance	–	–	–	–
Issuance of March 2020 Convertible Loan	3,741,675	–	3,741,675	–
Conversion option of the March 2020 Convertible Loan	(422,940)	–	(422,940)	422,940
Issuance of September 2020 Convertible Debenture	–	15,340,000	15,340,000	–
Conversion option of the September 2020 Convertible Debenture	–	(1,049,580)	(1,049,580)	1,049,580
Accretion expense	278,725	886,250	1,164,975	–
Less: financing fees	(70,376)	(313,131)	(383,507)	–
Foreign currency translation adjustment	149,168	327,099	476,267	–
Ending balance	3,676,252	15,190,638	18,866,890	1,472,520
16 - CONVERTIBLE DEBT INSTRUMENTS (CONTINUED)